Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Paid to Non-PEO Named Executive Officers(2)	Valuation of Initial Fixed $100 Investment Based On:		Net Income (Loss)	Company- Selected Performance Measure
					Total Shareholder Return ("TSR")(3)	Peer Group Total Shareholder Return(4)		Non-GAAP Operating Income (Loss)	Non-GAAP Operating ROE
2023	$3,725,832	$2,190,338	$1,176,231	$876,493	$40	$146	$(38,604,397)	$(7,331,313)	(0.7%)
2022	$4,367,132	$2,668,350	$1,556,544	$1,114,689	$50	$134	$(401,948)	$22,911,435	1.8%
2021	$3,149,575	$3,851,913	$1,412,587	$1,559,032	$72	$119	$144,123,894	$73,579,805	5.4%
2020	$2,490,725	$466,261	$1,188,025	$573,379	$50	$103	$(175,726,830)	$(26,509,916)	(1.9%)

Peer Group Issuers, Footnote
(4) Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 1500 Property & Casualty Insurance Index.

PEO Total Compensation Amount	$ 3,725,832	$ 4,367,132	$ 3,149,575	$ 2,490,725
PEO Actually Paid Compensation Amount	$ 2,190,338	2,668,350	3,851,913	466,261
Adjustment To PEO Compensation, Footnote	Represents the amount of “compensation actually paid” to Mr. Rand, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rand during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Rand's total compensation for each year to determine the compensation actually paid:

	PEO
	2023	2022	2021	2020
Total Compensation as reported	$3,725,832	$4,367,132	$3,149,575	$2,490,725
Fair Value of equity awards granted during fiscal year	(2,200,000)	(2,000,000)	(949,998)	(950,000)
Fair value of equity compensation granted in current year—value at end of year-end	1,525,289	1,410,577	976,633	516,835
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	35,153	(3,032)	26,503	(10,320)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(642,167)	(961,611)	718,332	(1,364,139)
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	(253,769)	(144,716)	(69,132)	(216,840)
Compensation Actually Paid to PEO	$2,190,338	$2,668,350	$3,851,913	$466,261

Non-PEO NEO Average Total Compensation Amount	$ 1,176,231	1,556,544	1,412,587	1,188,025
Non-PEO NEO Average Compensation Actually Paid Amount	$ 876,493	1,114,689	1,559,032	573,379
Adjustment to Non-PEO NEO Compensation Footnote	Represents the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

	NEO Averages
	2023	2022	2021	2020
Total Compensation as reported	$1,176,231	$1,556,544	$1,412,587	$1,188,025
Fair Value of equity awards granted during fiscal year	(425,000)	(462,500)	(393,731)	(368,742)
Fair value of equity compensation granted in current year—value at end of year-end	294,658	326,196	404,770	200,609
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	13,413	(5,155)	19,804	(7,632)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(112,689)	(213,566)	150,168	(330,461)
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	(70,120)	(86,830)	(34,566)	(108,420)
Compensation Actually Paid to NEO	$876,493	$1,114,689	$1,559,032	$573,379

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	Non-GAAP Operating ROE; •Consolidated Combined Ratio; •Relative Total Shareholder Return; and •Compound Annual Growth Rate in Book Value Per Share
Total Shareholder Return Amount	$ 40	50	72	50
Peer Group Total Shareholder Return Amount	146	134	119	103
Net Income (Loss)	$ (38,604,397)	$ (401,948)	$ 144,123,894	$ (175,726,830)
Company Selected Measure Amount	(7,331,313)	22,911,435	73,579,805	(26,509,916)
PEO Name	Mr. Rand
Additional 402(v) Disclosure	3) Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	(0.007)	0.018	0.054	(0.019)
Name	Non-GAAP Operating ROE
Measure:: 2
Pay vs Performance Disclosure
Name	Consolidated Combined Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Compound Annual Growth Rate in Book Value Per Share
Mr.Rand [Member]
Pay vs Performance Disclosure
PEO Actually Paid Compensation Amount	$ 2,190,338	$ 2,668,350	$ 3,851,913	$ 466,261
PEO | Mr.Rand [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,525,289	1,410,577	976,633	516,835
PEO | Mr.Rand [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(642,167)	(961,611)	718,332	(1,364,139)
PEO | Mr.Rand [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,153	(3,032)	26,503	(10,320)
PEO | Mr.Rand [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(253,769)	(144,716)	(69,132)	(216,840)
PEO | Mr.Rand [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Mr.Rand [Member] | Fair Value Of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,200,000)	(2,000,000)	(949,998)	(950,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	294,658	326,196	404,770	200,609
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(112,689)	(213,566)	150,168	(330,461)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,413	(5,155)	19,804	(7,632)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(70,120)	(86,830)	(34,566)	(108,420)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Fair Value Of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (425,000)	$ (462,500)	$ (393,731)	$ (368,742)